Provision (Benefit) for Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Feb. 28, 2013	Sep. 30, 2012
Income Tax Contingency [Line Items]
Foreign income (loss) in Income from continuing operations before income taxes		$ 102		$ 119		$ 196
Taxes on undistributed earnings of foreign subsidiaries - net	99	(37)		99		0
Tax provision (benefit) in AOCI	(24)
Cash payments for income taxes (net of refunds and including discontinued operations)		29		(50)		198
Unrecognized tax benefits	66	89		66		58
Reduction of income tax expense, net of federal tax expense, if recognized		86
Total interest and penalties recognized as part of income tax expense (benefit)		8		9		(7)
Total interest and penalties accrued as uncertain tax positions	16	24		16
Gain on remeasurement of equity-method investment		2,544	[1]	0	[1]	0	[1]
Minimum tax credits	66	137		66
Deferred Tax Assets, Tax Credit Carryforwards, Foreign		139
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	0	134		0
Deferred Tax Assets, Other Tax Carryforwards		23
Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
Tax provision (benefit) from income tax examination									2
Cash payment (refund) from income tax examination								12
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions		45
FederalNetOperatingLossAndCharitableContributionCarryforwards [Member]
Income Tax Contingency [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		$ 449

[1]	Items also included in Segment profit (loss). (See Note 19 – Segment Disclosures.)